Subsequent Events	6 Months Ended
Jun. 30, 2022
Disclosure of events after reporting period [text block] [Abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events after the balance sheet date of June 30, 2022 through August 15, 2022, the date the condensed interim consolidated financial statements were issued. Based upon its evaluation, management has determined that no subsequent events have occurred that would require recognition in the accompanying consolidated financial statements or disclosure in the notes thereto, except as follows:

1.	On July 18, 2022, the Company completed a registered direct offering and issued 4,145,000 units at a price of $0.52 per unit for total proceeds of $2,155,195. The offering consisted of 2,100,000 common shares and 2,045,000 pre-funded warrants.

2.	On July 25, 2022, the 2,045,000 pre-funded warrants were exercised at a price of $0.0001 per share.

3.	Subsequent to June 30, 2022, the Company extended CAD$520,000 in notes payable to director Brian Tingle.